Collection Period Ended 30-Jun-2020
Principal
Payment
73,044,692.04
0.00
0.00
0.00
73,044,692.04
Payment
73,089,330.35
98,838.67
118,176.67
37,653.86
Class A-4 Notes
0.770000%
37,653.86
0.470556
0.470556
Class A-2 Notes
0.460000%
98,838.67
0.281111
0.281111
Class A-3 Notes
0.550000%
118,176.67
0.336111
0.336111
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.262750%
44,638.31
0.160569
262.911260
Current Overcollateralization Amount
27,211,147.07
2.50%
Interest per
Interest & Principal
Interest & Principal Payment
Initial Overcollateralization Amount
27,225,882.84
2.50%
Target Overcollateralization Amount
27,211,147.07
2.50%
Pool Balance
1,124,777,926.44
1,124,777,926.44
1,048,907,771.42
Amount
Percentage
Adjusted Pool Balance
1,088,445,882.84
1,088,445,882.84
1,015,386,455.03
Yield Supplement Overcollateralization Amount
36,332,043.60
36,332,043.60
33,521,316.39
Total Note Balance
1,061,220,000.00
1,061,220,000.00
988,175,307.96
Overcollateralization
27,225,882.84
27,225,882.84
27,211,147.07
Class A-4 Notes
80,020,000.00
80,020,000.00
80,020,000.00
0.000000
1.000000
Class A-3 Notes
351,600,000.00
351,600,000.00
351,600,000.00
0.000000
1.000000
Class A-2 Notes
351,600,000.00
351,600,000.00
351,600,000.00
0.000000
1.000000
Class A-1 Notes
278,000,000.00
278,000,000.00
204,955,307.96
262.750691
0.737249
Balance
Balance
Balance
Face Amount
Factor
Summary
Initial
Beginning
Ending
Principal per $1000
Note
15-Jul-2020 Actual/360 Days
22
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to) 23-Jun-2020
15-Jul-2020
30/360 Days
22
Record Date
14-Jul-2020
Distribution Date
15-Jul-2020
Interest Period of the Class A-1 Notes (from... to)
23-Jun-2020
Collection Period No.
1
Collection Period (from... to)
1-May-2020
30-Jun-2020
Determination Date
13-Jul-2020
Mercedes-Benz Auto Receivables Trust 2020-1
Investor Report

Amounts in USD
Dates

$73,343,999.55
Regular Principal Distributable Amount
73,044,692.04
73,044,692.04
0.00
Aggregate Principal Distributable Amount
73,044,692.04
73,044,692.04
0.00
Interest Distributable Amount Class A Notes
299,307.51
299,307.51
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
37,653.86
37,653.86
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
98,838.67
98,838.67
0.00
thereof on Class A-3 Notes
118,176.67
118,176.67
0.00
Monthly Interest Distributable Amount
299,307.51
299,307.51
0.00
thereof on Class A-1 Notes
44,638.31
44,638.31
0.00
Total Servicing Fee
1,874,629.88
1,874,629.88
0.00
Total Trustee Fee
0.00
0.00
0.00
(9) Excess Collections to Certificateholders
7,064,720.66
Total Distribution
82,283,350.09
Distribution Detail
Due
Paid
Shortfall
Reserve Fund Draw Amount
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Available Funds
82,283,350.09
(8) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (2)]
0.00
Investment Earnings
1,891.22
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Available Collections
82,283,350.09
(6) Regular Principal Distributable Amount
73,044,692.04
Purchase Amounts
129,115.77
(3) Interest Distributable Amount Class A Notes
299,307.51
Advances made by the Servicer
0.00
(4) Priority Principal Distributable Amount
0.00
Interest Collections
7,004,363.17
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
402,876.50
(2) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
Recoveries
0.00
Available Funds
Distributions
Principal Collections
74,745,103.43
(1) Total Servicing Fee
1,874,629.88
Total
$299,307.51

Cutoff Date Pool Balance
1,124,777,926.44
35,214
Pool Balance beginning of Collection Period
1,124,777,926.44
35,214
Notice to Investors
Note 1:
379 accounts with an outstanding principal balance of $14,262,511.65 did not have an installment payment scheduled for the current Collection Period.
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Note 2:
In response to the COVID-19 (coronavirus) pandemic, the Servicer is taking steps to offer relief to customers impacted by the crisis. Such relief may take the form of deferrals of payment obligations, initially estimated not to exceed three months and currently extended to a maximum of five months, which will generally result in an extension of the term of the customer's contract by an equivalent number of months. The Servicer will not consider a customer's contract to be delinquent as a result of any such deferral. The Servicer is also implementing a phased resumption of collection activities, including repossessions, that have been temporarily curtailed in response to the COVID-19 pandemic. Additional relief may be offered to customers in affected areas in the future as the COVID-19 situation develops.
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Note 3:
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Class A-1 Notes $278M (24.1%), Class A-2 Notes $352M (30.4%), Class A-3 Notes $352M (30.4%), Class A-4 Notes $80M (6.9%), Certificates $94M (8.2%), Total $1,156M (100.0%).
The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or $57,779,746.28, according to
Regulation RR.
Pool Statistics
Pool Data
Amount
Number of Receivables
Investment Earnings
Net Investment Earnings on the Reserve Fund
237.91
Net Investment Earnings on the Collection Account
1,653.31
Investment Earnings for the Collection Period
1,891.22
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
10,884,458.83
Reserve Fund Deficiency
0.00
plus/minus change to meet Reserve Fund Required Amount
0.00
plus Net Investment Earnings for the Collection Period
237.91
minus Net Investment Earnings
237.91
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
10,884,458.83
Reserve Fund Amount - Beginning Balance
10,884,458.83

61-90 Days Delinquent
172,919.00
5
0.02%
91-120 Days Delinquent
0.00
0
-
Current
1,047,913,460.10
34,211
99.91%
31-60 Days Delinquent
821,392.32
24
0.08%
Weighted Average Seasoning (months)
11.02
13.34
Delinquency Profile
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
As of Cutoff Date
Current
Weighted Average APR
3.82%
3.83%
Weighted Average Number of Remaining Payments
52.53
49.84
Principal Gross Losses
995,935.82
Pool Balance end of Collection Period
1,048,907,771.42
34,240
Pool Factor
93.25%
Principal Collections
47,593,563.76
Principal Collections attributable to Full Pay-offs
27,151,539.67
Principal Purchase Amounts
129,115.77

Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
0.053%
Average Net Loss / (Gain)
31,270.19
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
Second Prior Collection Period
NA
Third Prior Collection Period
NA
Four Month Average
0.328%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
Current Collection Period
0.328%
Prior Collection Period
NA
Principal Recoveries
-
-
Principal Net Loss / (Gain)
594,133.55
594,133.55
Principal Gross Losses
995,935.82
19
995,935.82
19
Principal Net Liquidation Proceeds
401,802.27
401,802.27
Current
Cumulative
Losses
(1)
Amount
Number of Receivables
Amount
Number of Receivables
60+ Delinquency Loans to EOP Aggregate Securitization Value
0.016%
Delinquency Trigger occurred
No
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Loss Statistics
Total
1,048,907,771.42
34,240
100.00%
Delinquency Trigger
3.550%